Assets and Liabilities Transferred to Trust Mortgage - 350 Green	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Assets and Liabilities Transferred to Trust Mortgage - 350 Green

5.	ASSETS AND LIABILITIES TRANSFERRED TO TRUST MORTGAGE – 350 GREEN

SUMMARY

On April 17, 2014, the Board executed a resolution to form a trust mortgage relating to 350 Green. On May 29, 2014, the Company and EVSE Management LLC (“EVSE”) entered into a Management Services Agreement and on June 27, 2014, EVSE purchased certain assets from 350 Green for total consideration of $860,836 which included a note receivable from Car Charging in the amount of $314,598. On September 8, 2014, the Company entered into an agreement among the trustee of 350 Green, an attorney, 350 Green and the Company whereby the Company would pay the legal fees incurred in connection with an action brought by 350 Green against JNS Power and Control Systems, Inc. (“JNS”). On September 30, 2014, the Company (“Assignor”) entered into an Assignment Agreement with Green 350 Trust Mortgage LLC (“Assignee”), an entity formed by the trustee for the sole purpose to entering into this transaction, under which Assignor, the sole member of 350 Green, irrevocably assigned, sold and transferred 100% of the limited liability company membership interests in 350 Green to Assignee and Assignee accepted such transfer for nominal consideration of $100.

Through April 16, 2014, 350 Green was a wholly-owned subsidiary of the Company in which the Company had full control and was consolidated. Beginning on April 17, 2014, 350 Green was deemed to be a VIE and, therefore, we continued to consolidate 350 Green. On July 8, 2015, the Company and the trustee of 350 Green agreed to settle the note receivable in the amount of $314,598 for $25,000 in full satisfaction of the note. On September 9, 2015, the United States Court of Appeals for the Seventh Circuit of Chicago, Illinois affirmed the ruling of the United States District Court for the Northern District of Illinois in the matter of JNS Power & Control Systems, Inc. v. 350 Green, LLC in favor of JNS. See Note 17 – Commitments and Contingencies – Litigation for additional details. As a result of the above developments, the Company is in the process of periodically reevaluating the nature of its interests in 350 Green, including whether or not the Company has achieved full isolation of the assets and memberships interests of 350 Green, ensuring that the Company could not be required to provide direct or indirect financial support to the former subsidiary or its creditors.

The following amounts pertaining to 350 Green are included in the consolidated statements of operations for the years ended December 31, 2015 and 2014:

	For The Year Ended December 31, 2015	For The Period From April 17, 2014 to December 31, 2014
Revenues	$—	$2,723
Cost of Revenues	(209,086)	97,988
Gross Profit (Loss)	209,086	(95,265)
Operating Expenses:
Other operating expenses	—	254,036
General and administrative expenses	25,114	166,273
Loss on sale/replacement of EV charging stations	—	48,427
Total Operating Expenses	25,114	468,736
Income (Loss) From Operations	183,972	(564,001)
Other Income (Expense):
Interest income	6,352	32,699
Gain on settlement of accounts payable	155,770	—
Gain on settlement of debt	314,598	—
Loss on settlement of note receivable	(271,092)	—
Total Other Income, net	205,628	32,699
Net Income (Loss)	$389,600	$(531,302)

The following represents the change in the balance of the non-controlling interest:

Balance - December 31, 2014	$—
Net liabilities of 350 Green on April 17, 2014 (date of loss of control)	(3,869,428)
Net loss of 350 Green	(531,302)
Balance - December 31, 2014	(4,400,730)
Net income of 350 Green	389,600
Balance - December 31, 2015	$(4,011,130)

ACCRUED EXPENSES

Accrued expenses included in our consolidated balance sheet pertaining to 350 Green consisted of the following:

	December 31,
	2015	2014
Accrued taxes	$5,969	$113,531
Accrued host fees	—	51,064
Accrued fees	—	158,021
Total	$5,969	$322,616

Accrued fees at December 31, 2014 consisted of disputed network fees and documentation requirements pertaining to chargers acquired as a result of the acquisition of 350 Green. A network operator had withheld revenues covering the period of April 2013 through June 2015. On June 29, 2015, the parties reached a settlement whereby the network operator forgave the subsidiaries of the Company, exclusive of 350 Green, of the net amount owed to the network operator by 350 Green, which resulted in a gain of $155,770.